UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2010
                                                ------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                ----------
         This Amendment  (Check only one.):     [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  ---------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  ---------------------------------------------------------
                       One Pacific Place, Suite 200
                  ---------------------------------------------------------
                       1125 South 103 Street
                  ---------------------------------------------------------
                       Omaha, Nebraska  68124-1071
                  ---------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  ---------------------------------------------------------
Title:                 President
                  ---------------------------------------------------------
Phone:                 402-391-1980
                  ---------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz           Omaha, Nebraska              April 29, 2010
--------------------------     --------------------------    ----------------
  Signature                      City, State                  Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                                 --------------------------

Form 13F Information Table Entry Total:             66
                                                 --------------------------

Form 13F Information Table Value Total:          $1,847,557
                                                 --------------------------
                                                 (thousands)


List of Other Included Managers:  None

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

 WALLACE R. WEITZ & COMPANY                            31-Mar-10
 13F FILE NO. 28-3062
                                                    FORM 13F INFORMATION TABLE


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             COLUMN 1              COLUMN 2      COLUMN 3      COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8
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                                                                VALUE        SHRS OR   SH/ PUT/   INVESTMENT     OTHER      VOTING
          NAME OF ISSUER       TITLE OF CLASS      CUSIP       (x$1000)      PRN AMT   PRN CALL   DISCRETION   MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

ACCENTURE PLC IRELAND          SHS CLASS A       G1151C101           25,292    602,900 SH            Sole         N/A       Shared
WILLIS GROUP HOLDINGS PUBLIC   SHS               G96666105           34,015  1,087,083 SH            Sole         N/A       Shared
TYCO INTERNATIONAL LTD         SHS               H89128104           51,905  1,357,000 SH            Sole         N/A       Shared
ACI WORLDWIDE INC              COM               004498101           19,590    950,490 SH            Sole         N/A       Shared
APACHE CORP                    COM               037411105              254      2,500 SH            Sole         N/A        Sole
APOLLO GROUP INC               CL A              037604105           17,960    293,030 SH            Sole         N/A       Shared
ASCENT MEDIA CORP              COM SER A         043632108            1,635     60,000 SH            Sole         N/A        Sole
AUTOZONE INC                   COM               053332102           31,081    179,564 SH            Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL     CL A              084670108           23,386        192 SH            Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702          161,065  1,981,853 SH            Sole         N/A        Sole
BROWN & BROWN INC              COM               115236101            8,587    479,176 SH            Sole         N/A       Shared
BUCKLE INC                     COM               118440106            1,948     53,000 SH            Sole         N/A        Sole
CABELAS INC                    COM               126804301           28,764  1,644,600 SH            Sole         N/A       Shared
COINSTAR INC                   NOTE 4.000% 9/0   19259PAF9            8,943  8,300,000 SH            Sole         N/A        Sole
COINSTAR INC                   COM               19259P300           46,691  1,436,656 SH            Sole         N/A       Shared
COMCAST CORP NEW               CL A              20030N101              137      7,300 SH            Sole         N/A        Sole
COMCAST CORP NEW               CL A SPL          20030N200           76,545  4,259,600 SH            Sole         N/A       Shared
COMPASS MINERALS INTL INC      COM               20451N101            5,202     64,840 SH            Sole         N/A       Shared
CONOCOPHILLIPS                 COM               20825C104           43,684    853,700 SH            Sole         N/A       Shared
CORPORATE EXECUTIVE BRD CO     COM               21988R102            3,457    130,000 SH            Sole         N/A        Sole
CUMULUS MEDIA INC              CL A              231082108            6,868  2,020,000 SH            Sole         N/A        Sole
DAILY JOURNAL CORP             COM               233912104            2,644     39,600 SH            Sole         N/A        Sole
DELL INC                       COM               24702R101           89,544  5,965,621 SH            Sole         N/A       Shared
DEVON ENERGY CORP NEW          COM               25179M103              226      3,500 SH            Sole         N/A        Sole
DIAGEO P L C                   SPON ADR NEW      25243Q205           11,467    170,000 SH            Sole         N/A        Sole
DISCOVERY COMMUNICATNS NEW     COM SER C         25470F302            9,755    331,700 SH            Sole         N/A       Shared
DIRECTV                        COM CL A          25490A101           13,524    400,000 SH            Sole         N/A        Sole
EOG RES INC                    COM               26875P101            1,348     14,500 SH            Sole         N/A        Sole
EAGLE MATERIALS INC            COM               26969P108           26,599  1,002,215 SH            Sole         N/A       Shared
ENERGIZER HLDGS INC            COM               29266R108            5,648     90,000 SH            Sole         N/A        Sole
GOOGLE INC                     CL A              38259P508           15,990     28,200 SH            Sole         N/A        Sole
GRAND CANYON ED INC            COM               38526M106           21,380    817,897 SH            Sole         N/A       Shared
ITT EDUCATIONAL SERVICES INC   COM               45068B109            6,490     57,700 SH            Sole         N/A       Shared
INTELLIGENT SYS CORP NEW       COM               45816D100            2,792  2,270,000 SH            Sole         N/A        Sole
INTERVAL LEISURE GROUP INC     COM               46113M108           19,475  1,337,538 SH            Sole         N/A       Shared
KNOT INC                       COM               499184109            8,220  1,051,178 SH            Sole         N/A        Sole
LABORATORY CORP AMER HLDGS     COM NEW           50540R409           22,138    292,400 SH            Sole         N/A       Shared
LIBERTY GLOBAL INC             COM SER A         530555101            1,166     40,000 SH            Sole         N/A        Sole
LIBERTY GLOBAL INC             COM SER C         530555309          107,875  3,734,000 SH            Sole         N/A       Shared
LIBERTY MEDIA CORP NEW         INT COM SER A     53071M104          125,897  8,223,200 SH            Sole         N/A       Shared
LIBERTY MEDIA CORP NEW         CAP COM SER A     53071M302           75,049  2,063,500 SH            Sole         N/A       Shared
LIBERTY MEDIA CORP NEW         LIB STAR COM A    53071M708           38,727    708,250 SH            Sole         N/A       Shared
LIVE NATION ENTERTAINMENT IN   COM               538034109           26,728  1,843,324 SH            Sole         N/A       Shared
MARTIN MARIETTA MATLS INC      COM               573284106           48,114    575,875 SH            Sole         N/A       Shared
MICROSOFT CORP                 COM               594918104           72,742  2,485,193 SH            Sole         N/A       Shared
MOHAWK INDS INC                COM               608190104           26,472    486,800 SH            Sole         N/A       Shared
MONSANTO CO NEW                COM               61166W101           11,706    163,900 SH            Sole         N/A        Sole
NEWCASTLE INVT CORP            COM               65105M108              145     45,000 SH            Sole         N/A        Sole
NEWS CORP                      CL A              65248E104           10,808    750,000 SH            Sole         N/A        Sole
OMNICARE INC                   COM               681904108           72,486  2,562,260 SH            Sole         N/A       Shared
POTASH CORP SASK INC           COM               73755L107            4,893     41,000 SH            Sole         N/A        Sole
PROCTER & GAMBLE CO            COM               742718109           11,389    180,000 SH            Sole         N/A        Sole
PROGRESSIVE CORP OHIO          COM               743315103            6,321    331,100 SH            Sole         N/A        Sole
REDWOOD TR INC                 COM               758075402          106,924  6,934,100 SH            Sole         N/A       Shared
STRAYER ED INC                 COM               863236105            6,478     26,600 SH            Sole         N/A       Shared
TELEPHONE & DATA SYS INC       SPL COM           879433860           48,124  1,612,732 SH            Sole         N/A       Shared
TREE COM INC                   COM               894675107              183     20,000 SH            Sole         N/A        Sole
US BANCORP DEL                 COM NEW           902973304            1,747     67,500 SH            Sole         N/A        Sole
UNITED PARCEL SERVICE INC      CL B              911312106           35,426    550,000 SH            Sole         N/A        Sole
UNITEDHEALTH GROUP INC         COM               91324P102            5,881    180,000 SH            Sole         N/A        Sole
VULCAN MATLS CO                COM               929160109           25,708    544,200 SH            Sole         N/A       Shared
WAL MART STORES INC            COM               931142103           18,626    335,000 SH            Sole         N/A        Sole
WASHINGTON POST CO             CL B              939640108           27,806     62,600 SH            Sole         N/A       Shared
WEIGHT WATCHERS INTL INC NEW   COM               948626106           26,644  1,043,617 SH            Sole         N/A       Shared
WELLPOINT INC                  COM               94973V107           37,448    581,675 SH            Sole         N/A       Shared
XTO ENERGY INC                 COM               98385X106           11,795    250,000 SH            Sole         N/A        Sole
                                                          ----------------------------
                            66                                    1,847,557 76,076,959
                                                          ----------------------------

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